Income Taxes - Summary of Deferred Tax Assets and Deferred Tax Liabilities (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Mar. 31, 2018
Major components of tax expense (income) [abstract]
Deferred tax assets	¥ 26,100	¥ 25,876
Deferred tax liabilities	(4,730)	(9,128)
Deferred tax assets liability, net	¥ 21,370	¥ 16,748